Employee benefits liabilities - Disclosure of defined benefit obligation and fair value of related plan assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 3,538	€ 3,531
Employee benefit liability	5,473	6,436
Defined benefit plan asset (Note 16)	(910)	(1,844)
Other provisions for employees
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	1,025	1,061
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,074	1,004
Employee benefit liability	1,958	2,826
Defined benefit plan asset (Note 16)	(884)	(1,822)
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	1,697	1,722
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	793	827
Defined Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	4,448	5,375
Defined benefit plan asset (Note 16)	(910)	(1,844)
Projected benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	25,932	26,179
Projected benefit obligation | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	23,468	23,652	€ 30,231
Projected benefit obligation | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,697	1,722	2,258
Projected benefit obligation | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	767	805	1,125
Plan Assets | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(22,642)	(22,676)	€ (28,475)
Plan Assets | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(290)
Asset ceiling | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ (248)	€ (28)